JPMorgan SmartRetirement 2035 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2035 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 530
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	1,501
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,557
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 797